Document and Entity Information Document - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 23, 2017	Jun. 30, 2016
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	FFBC
Entity Registrant Name	FIRST FINANCIAL BANCORP /OH/
Entity Central Index Key	0000708955
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		61,997,699
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,158,794,000